Going Concern	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Going Concern [Abstract]
Going Concern
27.
Going Concern

The Company has experienced operating losses in current and preceding years. In addition, as of December 31, 2023 and 2022, the Company had negative operating cash flows and negative working capital position. On the Closing Date, the Company received $46.2 million combined gross proceeds from the Business Combination and the FPA (See Note 3 for further information). Management believes that the funds available through the above mentioned arrangements will be sufficient to alleviate the substantial doubt about the Company’s ability to continue as a going concern for next 12 months from the date of authorization of these financial statements. These financial statements have been prepared on a going concern basis, which assumes that the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. Further the Company is confident that they will be able to procure sufficient funds through its existing and potential investors to meet its financial commitments for the next 12 months.

23.
Going Concern

The Company has experienced operating losses in current and preceding years. In addition, as of March 31, 2023 and 2022, the Company had negative operating cash flows and negative working capital position. Despite such conditions, the management was able to alleviate substantial doubt about the Company’s ability to continue as a going concern by securing additional funding through de-SPAC transaction. The Company has entered into a merger agreement on February 10, 2023. Management has evaluated the funds available through above mentioned arrangements will be sufficient to alleviate the substantial doubt about the Company’s ability to continue as a going concern for next 12 months from the date of authorisation of these financial statements. These financial statements have been prepared on a going concern basis, which assumes that the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. Further, the Company is confident that, because of anticipated availability of funding from its investors, it will have sufficient funds to meet its financial commitments for the next 12 months.